TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Trade debtors, Net	$ 238,146,331	$ 205,466,469
Other debtors, Net	39,798,245	55,281,501
Other accounts receivable, Net	1,825,710	4,742,656
Total trade debtors and other accounts receivable, Net	279,770,286	265,490,626
Trade debtors, Gross	242,638,974	210,175,775
Other debtors, Gross	40,206,431	55,281,501
Other accounts receivable, Gross	1,921,211	4,744,721
Total trade debtors and other accounts receivable, Gross	284,766,616	270,201,997
Non-current
Trade debtors, Net	56,781	42,726
Other debtors, Net	483,139	83,738
Total trade debtors and other accounts receivable, Net	539,920	126,464
Trade debtors, Gross	56,781	42,726
Other debtors, Gross	483,139	83,738
Total trade debtors and other accounts receivable, Gross	$ 539,920	$ 126,464